Discontinued Operation and Disposal Groups Held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operation and Disposal Groups Held for Sale [Abstract]
Schedule of Assets of Disposal Groups Classified as Held for Sale

Assets of disposal groups classified as held for sale

December 31
2023
€ in thousands
Cash and cash equivalents	428
Short-term deposits	12
Receivable from concession project	23,426
Trade and other receivables	587
Right-of-use asset	1,204
Intangible asset	917
Restricted cash and deposits	1,694
Long term receivables	29
Total	28,297

Schedule of Disposal Groups Classified as Held for Sale

Liabilities of disposal groups classified as held for sale

December 31
2023
€ in thousands
Trade payables	39
Other payables	18
Lease liability	1,321
Long-term bank loans including current maturities	13,047
Deferred tax liabilities	2,717
17,142

Schedule of Results Attributable to Discontinued Operation

Results attributable to discontinued operation

	For the five months ended June 3,	For the year ended December 31
	2024	2023	2022
	€ in thousands
Results of discontinued operation
Revenue	278	675	1,119
Operating expenses	(142)	(342)	(418)
Depreciation and amortization expenses	(48)	(461)	(512)
Gross profit (loss) from operating activities	88	(128)	189

General and administrative expenses	(13)	(33)	(37)
Operating profit (loss) from operating activities	75	(161)	152

Financing income	934	1,792	3,121
Financing expenses	(530)	(1,269)	(2,111)
Financing income, net	404	523	1,010

Results from operating activities before taxes on income	479	362	1,162

Taxes on income	(129)	(247)	(451)
Results from operating activities, net of taxes on income	350	115	711

Loss on adjustment to fair value	(602)	(2,565)	-
Foreign currency translation differences for foreign operations that were recognized in profit or loss	255	-	-
Tax benefit on loss from sale of discontinued operation	134	663	-

Profit (loss) for the year	137	(1,787)	711

Earnings per share
Basic earnings (loss) per share (in €)	0.01	(0.14)	0.06
Diluted earnings (loss) per share (in €)	0.01	(0.14)	0.06

Cash flows from discontinued operation
Net cash from operating activities	1,211	2,587	2,445
Net cash used in investing activities	(264)	(462)	(1,327)
Net cash used in financing activities	(41)	(2,127)	(2,126)

Net cash from (used in) discontinued operation	906	(2)	(1,008)